Finance Leases Receivable - Summary of Reconciliation of Finance Leases (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Detailed Information About Reconciliation Of Finance Lease [Abstract]
Balance, January 1	$ 294,504	$ 103,358
Acquisition (Note 6)	0	110,097
Additions	64,112	86,602
Interest income	30,203	14,801
Billings and payments	(79,619)	(33,740)
Derecognition	(33,353)	0
Other	(2,254)	0
Currency translation effects	(4,054)	13,386
Balance, December 31	$ 269,539	$ 294,504